(American Beacon S&P 500 Index Fund℠)
Investment Objective
The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Index ("S&P 500 Index" or "Index").
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (American Beacon S&P 500 Index Fund℠)	Institutional Class	Investor Class
Management Fees	0.045%	0.045%
Distribution (12b-1) Fees	none	none
Other Expenses	0.085%	0.535%
Total Annual Fund Operating Expenses	0.13%	0.58%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (American Beacon S&P 500 Index Fund℠) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	13	42	73	166
Investor Class	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund invests substantially all of its investable assets in the State Street Equity 500 Index Portfolio, a series of State Street Master Funds; therefore, the Fund's portfolio turnover rate is that of the State Street Equity 500 Index Portfolio. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the State Street Equity 500 Index Portfolio (the "Portfolio"), a series of State Street Master Funds (the "Master Funds"), which has the same investment objective as, and investment policies that are substantially similar to those of the Fund. The discussion below refers to investments made by the Portfolio. For easier reading, in this Prospectus, the term "Fund" includes the Portfolio. The Portfolio uses a passive management strategy designed to track the performance of the S&P 500 Index. The Index is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States. The Portfolio is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Portfolio, using a "passive" or "indexing" investment approach, attempts to replicate as closely as possible, before expenses, the performance of the S&P 500 Index. The Portfolio generally intends to invest in all 500 stocks comprising the S&P 500 Index in approximate proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Portfolio may purchase a sample of the stocks in the Index in proportions expected by the Portfolio's investment adviser, SSgA Funds Management, Inc. (the "Adviser" or "SSgA FM"), to match generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Portfolio may sell securities that are represented in the Index, or purchase securities that are not yet represented in the Index, in anticipation of their removal from or addition to the Index. Under normal market conditions the Portfolio will not invest less than 80% of its total assets in stocks in the Index. The Portfolio may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investing directly in the stocks making up the Index. The Portfolio might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Portfolio might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Portfolio may also enter into other derivative transactions, including the use of options or swap transactions, to assist in attempting to replicate the performance of the Index. The Portfolio may also, to the extent permitted by applicable law, invest in shares of other mutual funds whose investment objectives and policies are similar to those of the Portfolio. The Portfolio may lend securities to financial institutions.

In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund.

The discussion below refers to the principal risks associated with an investment in the Portfolio. Because the Fund invests substantially all of its assets in the Portfolio, the principal risks associated with an investment in the Portfolio are the same as those associated with an investment in the Fund. The principal risks of investing in the Portfolio are:

Conflicts of Interest Risk
The Adviser and its affiliates may be subject to a number of conflicts of interest relating to the Portfolio. For example, the Adviser or its affiliates may provide services to the Portfolio, such as securities lending agency services, custodial, administrative, bookkeeping, and accounting services, transfer agency, shareholder servicing, and other services for which the Portfolio would compensate the Adviser and/or such affiliates. There is no assurance that the rates at which the Portfolio pays fees or expenses to the Adviser or its affiliates, or the terms on which it enters into transactions with the Adviser or its affiliates or on which it invests in any such other investment vehicles, will be the most favorable available in the market generally or as favorable as the rates the Adviser makes available to other clients. In addition, the Adviser and its affiliates serve as investment adviser to other clients and may make investment decisions for their own accounts and for the accounts of other clients that may be different from those that the Adviser makes on behalf of the Portfolio.

Counterparty Risk
The Portfolio will be subject to credit risk with respect to the counterparties with which the Portfolio enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Portfolio may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Portfolio. If the Portfolio holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Derivatives Risk
Derivatives may involve significant risk. The use of derivative instruments may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Portfolio's initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Portfolio may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty credit risk. As a result, the Portfolio may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Portfolio to greater losses in the event of a default by a counterparty. In addition, the Portfolio's investments in derivatives are subject to the following risks:

  Futures Contracts. Futures contracts are derivative investments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index, which will increase the volatility of the Portfolio and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There can be no assurance that any strategy used will succeed.

  Options. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit that might have realized had it bought the underlying security at the time it purchased the call option. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Portfolio will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. If the Portfolio sells a put option, there is a risk that the Portfolio may be required to buy the underlying asset at a disadvantageous price. If the Portfolio sells a call option, there is a risk that the Portfolio may be required to sell the underlying asset at a disadvantageous price. If the Portfolio sells a call option on an underlying asset that the Portfolio owns and the underlying asset has increased in value when the call option is exercised, the Portfolio will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset's value above the call price.

  Swap Agreements. Swaps can involve greater risks than a direct investment in an underlying asset, because swaps typically include a certain amount of embedded leverage and as such are subject to leveraging risk. If swaps are used as a hedging strategy, the Portfolio is subject to the risk that the hedging strategy may not eliminate the risk that it is intended to offset, due to, among other reasons, the occurrence of unexpected price movements or the non-occurrence of expected price movements. Swaps also may be difficult to value.

Equity Investments Risk
Equity securities are subject to market risk. The Portfolio's investments in equity securities may include common stocks. Investing in such securities may expose the Portfolio to additional risk. Common stock generally is subordinate to preferred stock, upon the liquidation or bankruptcy of the issuing company.

Hedging Risk
If the Portfolio uses a hedging instrument at the wrong time or judges the market conditions incorrectly, or the hedged instrument does not correlate to the risk sought to be hedged, the hedge might be unsuccessful, reduce the Fund's return, or create a loss.

Index Tracking Risk
The Portfolio's return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio's return and that of the Index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions.

Investment Risk
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Large Capitalization Companies Risk
The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Large Shareholder Risk
To the extent a large proportion of the shares of the Portfolio are highly concentrated or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.

Leveraging Risk
When the Portfolio engages in transactions that have a leveraging effect on the Portfolio's investment portfolio, the value of the Portfolio will be potentially more volatile and all other risks will tend to be compounded. The use of leverage is considered to be a speculative investment practice and may result in losses to the Portfolio. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The use of leverage may cause the Portfolio to liquidate positions when it may not be advantageous to do so to satisfy repayment, interest payment, or margin obligations or to meet asset segregation or coverage requirements.

Liquidity Risk
Liquidity risk is the risk that the Portfolio may not be able to dispose of securities or close out derivatives transactions readily at a favorable time or prices (or at all) or at prices approximating those at which the Portfolio currently values them. The Portfolio may seek to borrow money to meet its obligations (including among other things redemption obligations) if it is unable to dispose of illiquid investments, resulting in borrowing expenses and possible leveraging of the Portfolio. In some cases, due to unanticipated levels of illiquidity the Portfolio may choose to meet its redemption obligations wholly or in part by distributions of assets in-kind.

Market Disruption and Geopolitical Risk
The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the values of investments traded in these markets, including investments held by the Portfolio. To the extent the Portfolio has focused its investments in the market or index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Portfolio.

Market Risk
Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio's shares. The Portfolio's equity investments are subject to stock market risk, which involves the possibility that the value of the Portfolio's investments in stocks will decline due to drops in any of the many individual country or global financial markets. Such events may cause the value of securities owned by the Portfolio to go up or down, sometimes rapidly or unpredictably, and may lead to increased redemptions, which could cause the Portfolio to experience a loss when selling securities to meet redemption requests by shareholders.

Market Volatility: Government Intervention Risk
Market dislocations and other external events, such as the failures or near failures of significant financial institutions, dislocations in investment or currency markets, corporate or governmental defaults or credit downgrades, or poor collateral performance, may subject the Portfolio to significant risk of substantial volatility and loss. Governmental and regulatory authorities have taken, and may in the future take, actions to provide or arrange credit supports to financial institutions whose operations have been compromised by credit market dislocations and to restore liquidity and stability to financial systems in their jurisdictions; the implementation of such governmental interventions and their impact on both the markets generally and the Portfolio's investment program in particular can be uncertain. The withdrawal of governmental, support, failure of efforts in response to a financial crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of certain securities.

Master/Feeder Structure Risk
Unlike a traditional mutual fund that invests directly in securities, the Fund pursues its objective by investing substantially all of its assets in the Equity 500 Index Portfolio, which has substantially the same investment objectives, policies and restrictions. The ability of the Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective.

Other Investment Companies Risk
The Portfolio may invest in shares of other registered investment companies. To the extent that the Portfolio invests in shares of other registered investment companies, the Fund will indirectly bear fees and expenses charged by the underlying funds in addition to the Portfolio's direct fees and expenses and will be subject to the risks associated with investments in those funds.

Passive Strategy/Index Risk
The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector which could cause the Portfolio's return to be lower than if the Portfolio employed an active strategy.

Re-Balancing Policy Risk
The Portfolio may be re-balanced only periodically against its Index. The Portfolio's holdings may, over time during the period between re-balancings, differ increasingly from those of the Index, potentially to a significant degree, resulting in increased variances between the performance of the Portfolio and the Index. Re-balancing the Portfolio produces transactions costs.

Risks of Investment in Other Pools
If the Portfolio invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected. The Portfolio is exposed indirectly to all of the risks applicable to an investment in such other pool. The Portfolio bears its proportionate share of the fees and expenses of any pool in which it invests. In addition, the Adviser or an affiliate may serve as investment adviser to a pool in which the Portfolio may invest, leading to potential conflicts of interest.

Securities Lending Risk
To the extent the Portfolio lends its securities, it may be subject to the following risks. Borrowers of the Portfolio's securities typically provide collateral in the form of cash that is reinvested in securities. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Portfolio's ability to vote proxies or to settle transactions.

Tracking Error Risk
The Portfolio's return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times. The Adviser may apply one or more "screens" or investment techniques to refine or limit the number or types of issuers included in the Index in which the Portfolio may invest potentially increasing the risk of divergence between the Portfolio's return and that of the Index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index. The chart and the table below show the performance of the Fund's Investor Class shares for all periods. You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com . Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Investor Class Shares. Year Ended 12/31

Highest Quarterly Return: 15.83% 3rd Quarter 2009 1/1/2005 through 12/31/2014 Lowest Quarterly Return: -21.99% 4th Quarter 2008 1/1/2005 through 12/31/2014
Average annual total returns for periods ended December 31 2014
Average Annual Total Returns (American Beacon S&P 500 Index Fund℠)	Inception Date of Class	1 Year	5 Years	10 Years
Investor Class		13.02%	14.75%	7.08%
Investor Class Returns After Taxes on Distributions		12.34%	14.31%	6.75%
Investor Class Returns After Taxes on Distributions and Sales of Fund Shares		7.35%	11.74%	5.66%
Institutional Class	Dec. 31, 1996	13.55%	15.29%	7.57%
S&P 500 Index (Reflects no deduction for fees expenses or taxes)		13.69%	15.45%	7.67%

After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of the Fund and the Fund's proportionate share of the allocated expenses of the State Street Equity 500 Index Portfolio, a series of State Street Master Funds.